Fair Value Measurements Fair Value Measurements - MEC - Debt (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	$ 4,271	$ 4,056
Long-term Debt, Fair Value		$ 4,581
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	$ 4,636